EQUIPMENT FINANCING	12 Months Ended
Dec. 31, 2020
Disclosure Of Long Term Equipment Financing Liability [Abstract]
EQUIPMENT FINANCING [Text Block]

13. EQUIPMENT FINANCING

During the current year, the Company's wholly owned subsidiary, DeLamar Mining Company, purchased a dozer and two small excavators and entered a 48-month mobile equipment financing agreement in the amount of US$0.6mm (C$0.8mm). The mobile equipment financing is guaranteed by Integra Resources Corp.

The equipment financing liability is initially measured at the present value of the payments to be made over the financing term, using the implicit interest rate of 7.0% per annum. Subsequently, equipment financing liability is accreted to reflect interest and the liability is reduced to reflect financing payments.

A summary of the changes in the equipment financing liability and the interest expenses for the year ended December 31, 2020 is as follows:

Financing Liability Equipment
Balance, December 31, 2019	$—
Financing liabilities at initial recognition	720,763
Principal payments	(93,001)
Balance, December 31, 2020	$627,762
Less: Current liability portion	$168,510
Long-Term liability portion	$459,252
Interest expenses
Balance, December 31, 2019	$—
Balance, December 31, 2020	$29,307